Other Comprehensive Income (Loss) (Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency translation adjustments, Before-tax amount
Amount arising during the year, Before-tax amount	¥ (93,955)	¥ 47,825	¥ (108,280)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount		(39)	139
Net change during the year, Before-tax amount	(93,955)	47,786	(108,141)
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount		5,100	1,184
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(178)	(18,472)	282
Net change during the year, Before-tax amount	(178)	(13,372)	1,466
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	(586)	(2,080)	1,619
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	1,341	5,772	(5,890)
Net change during the year, Before-tax amount	755	3,692	(4,271)
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	(51,789)	20,991	(95,707)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	3,853	7,005	(16)
Net change during the year, Before-tax amount	(47,936)	27,996	(95,723)
Other Comprehensive Income (Loss), Before-tax amount	(141,314)	66,102	(206,669)
Foreign currency translation adjustments, Tax (expense) or benefit
Amount arising during the year, Tax (expense) or benefit	809	(708)	521
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit		12	(46)
Net change during the year, Tax (expense) or benefit	809	(696)	475
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit		(1,717)	(375)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	37	5,727	(94)
Net change during the year, Tax (expense) or benefit	37	4,010	(469)
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	125	628	(726)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(392)	(1,732)	2,049
Net change during the year, Tax (expense) or benefit	(267)	(1,104)	1,323
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	18,065	(4,957)	25,204
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(699)	(1,832)	164
Net change during the year, Tax (expense) or benefit	17,366	(6,789)	25,368
Other comprehensive income (loss), Tax (expense) or benefit	17,945	(4,579)	26,697
Foreign currency translation adjustments, Net-of-tax amount
Amount arising during the year, Net-of-tax amount	(93,146)	47,117	(107,759)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount		(27)	93
Net change during the year, Net-of-tax amount	(93,146)	47,090	(107,666)
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount		3,383	809
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(141)	(12,745)	188
Net change during the year, Net-of-tax amount	(141)	(9,362)	997
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(461)	(1,452)	893
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	949	4,040	(3,841)
Net change during the year, Net-of-tax amount	488	2,588	(2,948)
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(33,724)	16,034	(70,503)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	3,154	5,173	148
Net change during the year, Net-of-tax amount	(30,570)	21,207	(70,355)
Other comprehensive income (loss), Net-of-tax amount	¥ (123,369)	¥ 61,523	¥ (179,972)